Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details
Net loss before income taxes	$ 146,751	$ 116,992
Income tax recovery at statutory rate	30,818	39,777
Valuation allowance change	(30,818)	(39,777)
Provision for income taxes